Business combinations, acquisitions, non-controlling interest and spin-off (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities	Purchase accounting is substantially complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date
Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397

Total acquired assets		11,260,172

Accounts payable		(10,848,303)
Other liabilities		(369,141)

Total assumed liabilities		(11,217,444)

Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

Summary of Selected Financial Data From Consolidated Statements of Financial Position
c) Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2022 and 2023 of Telekom Austria’s consolidated financial statements.
The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2022		2023
Assets:
Current assets	Ps.	28,648,246	Ps.	27,224,829
Non-current assets		126,125,904		132,242,415

Total assets	Ps.	154,774,150	Ps.	159,467,244

Liabilities and equity:
Current liabilities	Ps.	50,106,617	Ps.	34,406,225
Non-current liabilities		47,420,775		56,285,251

Total liabilities		97,527,392		90,691,476
Equity attributable to equity holders of the parent		29,173,281		40,127,194
Non-controlling interest		28,073,477		28,648,574

Total equity	Ps.	57,246,758	Ps.	68,775,768

Total liabilities and equity	Ps.	154,774,150	Ps.	159,467,244

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2021		2022		2023
Operating revenues	Ps.	113,838,487	Ps.	105,956,057	Ps.	100,762,884
Operating costs and expenses		98,346,896		89,800,536		85,320,071

Operating income	Ps.	15,491,591	Ps.	16,155,521	Ps.	15,442,813

Net income	Ps.	9,104,962	Ps.	11,795,662	Ps.	10,929,263

Total comprehensive income	Ps.	7,790,499	Ps.	6,127,362	Ps.	3,621,780

Net income attributable to:
Equity holders of the parent	Ps.	4,629,816	Ps.	6,000,942	Ps.	6,380,385
Non-controlling interest		4,475,146		5,794,720		4,548,878

	Ps.	9,104,962	Ps.	11,795,662	Ps.	10,929,263

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,973,154	Ps.	3,124,955	Ps.	2,114,356
Non-controlling interest		3,817,345		3,002,407		1,507,424

	Ps.	7,790,499	Ps.	6,127,362	Ps.	3,621,780